Pay vs Performance Disclosure - USD ($)		10 Months Ended	12 Months Ended
	Jun. 05, 2021	May 31, 2022	May 31, 2023	May 31, 2022	May 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE TABLE

							Value of $100 Investment based on:
Year	Summary Compensa-tion Table Total for Mr. Robinson (1) ($)	Summary Compensation Table Total for Mr. Warwick (1) ($)	Compensati-on Actually Paid to Mr. Robinson (2) ($)	Compensati-on Actually Paid to Mr. Warwick (2) ($)	Average Summary Compensa-tion Table Total for Non-PEO NEOs ($)	Average Compensa-tion Actually Paid to Non-PEO NEOs (2) ($)	Total Share- holder Return (3) ($)	Peer Group Total Share-holder Return (4) (5) ($)	Net Income/ (Loss) ($)	Operating Income/ (Loss)
2023	N/A	2,088,016	N/A	2,631,980	1,246,250	1,552,139	153.57	190.82	86,322,599	106,294,472
2022	37,329	5,178,808	(352,506)	5,557,737	1,762,021	2,093,301	133.08	198.75	80,915,979	97,377,254
2021	1,641,888	N/A	1,474,491	N/A	1,381,961	1,809,614	117.45	205.17	(11,007,069)	(22,723,408)

(1)
As noted above, in fiscal year 2022, Mr. Richard Robinson unexpectedly passed away on June 5, 2021 and Mr. Peter Warwick served as PEO beginning August 1, 2021.
(2)
The table below provides the adjustments required by Item 402(v) to be made to the SCT totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent amounts actually paid to the executive or necessarily the value that will ultimately be realized under equity awards. Rather, it primarily reflects the changes in fair market value of equity awards during the applicable year.

Company Selected Measure Name			Operating Income/(Loss)
Named Executive Officers, Footnote

For purposes of the Pay Versus Performance Table, the PEOs and other NEOs for the applicable years were as follows:

•
For fiscal year 2021, Mr. Richard Robinson served as PEO and Mr. Kenneth Cleary, Ms. Iole Lucchese, Ms. Sasha Quinton, Ms. Judith Newman and Mr. Satbir Bedi served as the other NEOs.
•
For fiscal year 2022, Mr. Richard Robinson served as PEO until he unexpectedly passed away on June 5, 2021 and Mr. Peter Warwick served as PEO beginning August 1, 2021. The other NEOs for fiscal 2022 were Mr. Kenneth Cleary, Ms. Iole Lucchese, Ms. Rosamund Else-Mitchell and Ms. Sasha Quinton.
•
For fiscal year 2023, Mr. Peter Warwick served as PEO and Mr. Kenneth Cleary, Ms. Iole Lucchese, Ms. Rosamund Else-Mitchell and Ms. Sasha Quinton served as the other NEOs.

Peer Group Issuers, Footnote			Peer Group Total Shareholder Return is based on the performance of a $100 investment in the peer group made on May 31, 2020 through the last day of each reported fiscal year with the reinvestment of all dividends. The customized peer group consists of Pearson PLC, John Wiley & Sons, Inc. and Houghton Mifflin Harcourt for fiscal years 2021 and 2022. Houghton Mifflin Harcourt ceased being a publicly traded company as of April 8, 2022; therefore, the cumulative total return for fiscal year 2022 includes the performance of Houghton Mifflin Harcourt from June 1, 2020 to April 7, 2022. The cumulative total return of a $100 investment made on May 31, 2020 in the peer group consisting of Pearson PLC, John Wiley & Sons, Inc. and Houghton Mifflin Harcourt (through April 7, 2022 only) for fiscal 2023 is $188.38.
Changed Peer Group, Footnote			Stride, Inc., an education company with a similar level of revenue to the Corporation, has replaced Houghton Mifflin Harcourt in the peer group in fiscal year 2023. A peer group consisting of Pearson PLC, John Wiley & Sons, Inc. and Stride, Inc. results in a cumulative total shareholder return on a $100 investment made on May 31, 2020 of $182.15, $163.55 and $157.02 for fiscal years 2021, 2022 and 2023, respectively
Adjustment To PEO Compensation, Footnote
(2)
The table below provides the adjustments required by Item 402(v) to be made to the SCT totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent amounts actually paid to the executive or necessarily the value that will ultimately be realized under equity awards. Rather, it primarily reflects the changes in fair market value of equity awards during the applicable year.

The determination of "compensation actually paid" begins with the total compensation reported in the SCT. In determining compensation actually paid, SEC proxy disclosure rules require that certain adjustments be made to the SCT totals with respect to equity-based and other compensation. For equity-based awards made during the year, the recorded grant date value is replaced with the estimated year-end value. For equity-based awards made in prior years, but paid out during the year, the value at payout is included. And for equity-based awards made in prior years that remain unvested at year-end, the estimated change in value from the beginning to the end of the year is included. For performance-based equity awards, the estimate of year-end value is based upon the “probable outcome” of the performance conditions as of the last day of the fiscal year.

Given the methodology under which “compensation actually paid” is required to be calculated, these amounts are subject to significant fluctuation based on stock price volatility. For a discussion of how the HRCC assessed Company performance and the compensation of the NEOs, see “Compensation Discussion and Analysis.”

	2021	2021	2021	2022	2022	2022	2023	2023	2023
	Mr. Robinson ($)	Mr. Warwick ($)	Average for Other NEOs ($)	Mr. Robinson ($)	Mr. Warwick ($)	Average for Other NEOs ($)	Mr. Robinson ($)	Mr. Warwick ($)	Average for Other NEOs ($)
Summary Compensation Total	1,641,888	N/A	1,381,961	37,329	5,178,808	1,762,021	N/A	2,088,016	1,246,250
Deduction of grant date fair value of stock awards granted in fiscal year	0	N/A	(335,002)	0	(2,500,020)	(443,750)	N/A	(999,966)	(524,990)
Increase in fair value at fiscal year-end of outstanding unvested stock awards granted in fiscal year	0	N/A	787,363	0	2,874,060	541,228	N/A	1,206,092	529,499
Increased in fair value at vesting of stock awards granted in fiscal year that vested during fiscal year	0	N/A	0	0	0	0	N/A	0	0
Change in fair value of outstanding unvested stock awards granted in prior fiscal years	162,895	N/A	29,376	0	0	198,824	N/A	214,702	180,454
Change in fair value as of vesting date of stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	(330,292)	N/A	(32,706)	(389,835)	4,889	34,979	N/A	123,136	120,927
Deduction for fair value as of prior fiscal year-end of stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	0	N/A	(21,377)	0	0	0	N/A	0	0
Compensation actually paid (1) (2) (3) (4)	1,474,491	N/A	1,809,614	(352,506)	5,557,737	2,093,301	N/A	2,631,980	1,552,139
(1)
There was no change in pension values during the fiscal year and no pension service costs; accordingly, no adjustment has been included.
(2)
Total Shareholder Return is based on the performance of a $100 investment made on May 31, 2020 through the last day of each reported fiscal year with the reinvestment of all dividends.
(3)
Peer Group Total Shareholder Return is based on the performance of a $100 investment in the peer group made on May 31, 2020 through the last day of each reported fiscal year with the reinvestment of all dividends. The customized peer group consists of Pearson PLC, John Wiley & Sons, Inc. and Houghton Mifflin Harcourt for fiscal years 2021 and 2022. Houghton Mifflin Harcourt ceased being a publicly traded company as of April 8, 2022; therefore, the cumulative total return for fiscal year 2022 includes the performance of Houghton Mifflin Harcourt from June 1, 2020 to April 7, 2022. The cumulative total return of a $100 investment made on May 31, 2020 in the peer group consisting of Pearson PLC, John Wiley & Sons, Inc. and Houghton Mifflin Harcourt (through April 7, 2022 only) for fiscal 2023 is $188.38.
(4)
Stride, Inc., an education company with a similar level of revenue to the Corporation, has replaced Houghton Mifflin Harcourt in the peer group in fiscal year 2023. A peer group consisting of Pearson PLC, John Wiley & Sons, Inc. and Stride, Inc. results in a cumulative total shareholder return on a $100 investment made on May 31, 2020 of $182.15, $163.55 and $157.02 for fiscal years 2021, 2022 and 2023, respectively.

Non-PEO NEO Average Total Compensation Amount			$ 1,246,250	$ 1,762,021	$ 1,381,961
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,552,139	2,093,301	1,809,614
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The table below provides the adjustments required by Item 402(v) to be made to the SCT totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent amounts actually paid to the executive or necessarily the value that will ultimately be realized under equity awards. Rather, it primarily reflects the changes in fair market value of equity awards during the applicable year.

The determination of "compensation actually paid" begins with the total compensation reported in the SCT. In determining compensation actually paid, SEC proxy disclosure rules require that certain adjustments be made to the SCT totals with respect to equity-based and other compensation. For equity-based awards made during the year, the recorded grant date value is replaced with the estimated year-end value. For equity-based awards made in prior years, but paid out during the year, the value at payout is included. And for equity-based awards made in prior years that remain unvested at year-end, the estimated change in value from the beginning to the end of the year is included. For performance-based equity awards, the estimate of year-end value is based upon the “probable outcome” of the performance conditions as of the last day of the fiscal year.

Given the methodology under which “compensation actually paid” is required to be calculated, these amounts are subject to significant fluctuation based on stock price volatility. For a discussion of how the HRCC assessed Company performance and the compensation of the NEOs, see “Compensation Discussion and Analysis.”

	2021	2021	2021	2022	2022	2022	2023	2023	2023
	Mr. Robinson ($)	Mr. Warwick ($)	Average for Other NEOs ($)	Mr. Robinson ($)	Mr. Warwick ($)	Average for Other NEOs ($)	Mr. Robinson ($)	Mr. Warwick ($)	Average for Other NEOs ($)
Summary Compensation Total	1,641,888	N/A	1,381,961	37,329	5,178,808	1,762,021	N/A	2,088,016	1,246,250
Deduction of grant date fair value of stock awards granted in fiscal year	0	N/A	(335,002)	0	(2,500,020)	(443,750)	N/A	(999,966)	(524,990)
Increase in fair value at fiscal year-end of outstanding unvested stock awards granted in fiscal year	0	N/A	787,363	0	2,874,060	541,228	N/A	1,206,092	529,499
Increased in fair value at vesting of stock awards granted in fiscal year that vested during fiscal year	0	N/A	0	0	0	0	N/A	0	0
Change in fair value of outstanding unvested stock awards granted in prior fiscal years	162,895	N/A	29,376	0	0	198,824	N/A	214,702	180,454
Change in fair value as of vesting date of stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	(330,292)	N/A	(32,706)	(389,835)	4,889	34,979	N/A	123,136	120,927
Deduction for fair value as of prior fiscal year-end of stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	0	N/A	(21,377)	0	0	0	N/A	0	0
Compensation actually paid (1) (2) (3) (4)	1,474,491	N/A	1,809,614	(352,506)	5,557,737	2,093,301	N/A	2,631,980	1,552,139
(1)
There was no change in pension values during the fiscal year and no pension service costs; accordingly, no adjustment has been included.
(2)
Total Shareholder Return is based on the performance of a $100 investment made on May 31, 2020 through the last day of each reported fiscal year with the reinvestment of all dividends.
(3)
Peer Group Total Shareholder Return is based on the performance of a $100 investment in the peer group made on May 31, 2020 through the last day of each reported fiscal year with the reinvestment of all dividends. The customized peer group consists of Pearson PLC, John Wiley & Sons, Inc. and Houghton Mifflin Harcourt for fiscal years 2021 and 2022. Houghton Mifflin Harcourt ceased being a publicly traded company as of April 8, 2022; therefore, the cumulative total return for fiscal year 2022 includes the performance of Houghton Mifflin Harcourt from June 1, 2020 to April 7, 2022. The cumulative total return of a $100 investment made on May 31, 2020 in the peer group consisting of Pearson PLC, John Wiley & Sons, Inc. and Houghton Mifflin Harcourt (through April 7, 2022 only) for fiscal 2023 is $188.38.
(4)
Stride, Inc., an education company with a similar level of revenue to the Corporation, has replaced Houghton Mifflin Harcourt in the peer group in fiscal year 2023. A peer group consisting of Pearson PLC, John Wiley & Sons, Inc. and Stride, Inc. results in a cumulative total shareholder return on a $100 investment made on May 31, 2020 of $182.15, $163.55 and $157.02 for fiscal years 2021, 2022 and 2023, respectively.

Compensation Actually Paid vs. Total Shareholder Return

The compensation actually paid to Mr. Robinson in fiscal 2021 was $1,474,491 and a negative ($352,506) for fiscal 2022, reflecting the impact of his passing on outstanding equity awards. As noted above, Mr. Warwick became the chief executive officer on August 1, 2021 and his compensation actually paid for fiscal 2022 of $5,557,737 reflects his employment agreement and sign-on awards. For the other NEOs, their compensation actually paid during this period increased from $1,809,614 in fiscal 2021 to $2,093,301 in fiscal 2022 and decreased to $1,552,139 for fiscal 2023.

Tabular List, Table

2023 Most Important Performance Measure

In addition to net income and TSR, which are already included in the Pay versus Performance table, we believe the following measure, operating income, is the most important financial performance measure used to link compensation actually paid to the NEOs to Company performance.

Operating Income

Corporate operating income targets are used to determine the funding of and payouts under the STIP as described above under “Compensation Discussion and Analysis."

Total Shareholder Return Amount			$ 153.57	133.08	117.45
Peer Group Total Shareholder Return Amount			190.82	198.75	205.17
Net Income (Loss)			$ 86,322,599	$ 80,915,979	$ (11,007,069)
Company Selected Measure Amount			106,294,472	97,377,254	(22,723,408)
PEO Name	Mr. Richard Robinson	Mr. Peter Warwick	Mr. Peter Warwick		Mr. Richard Robinson
Measure:: 1
Pay vs Performance Disclosure
Name			Operating Income
Mr. Richard Robinson
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 37,329	$ 1,641,888
PEO Actually Paid Compensation Amount				(352,506)	1,474,491
Mr. Peter Warwick
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 2,088,016	5,178,808
PEO Actually Paid Compensation Amount			2,631,980	5,557,737
PEO | Mr. Richard Robinson | Deduction of Grant Date Fair Value of Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Mr. Richard Robinson | Increase in Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Mr. Richard Robinson | Increased in Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Mr. Richard Robinson | Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	162,895
PEO | Mr. Richard Robinson | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(389,835)	(330,292)
PEO | Mr. Richard Robinson | Deduction for Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Mr. Peter Warwick | Deduction of Grant Date Fair Value of Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(999,966)	(2,500,020)
PEO | Mr. Peter Warwick | Increase in Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,206,092	2,874,060
PEO | Mr. Peter Warwick | Increased in Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Mr. Peter Warwick | Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			214,702	0
PEO | Mr. Peter Warwick | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			123,136	4,889
PEO | Mr. Peter Warwick | Deduction for Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Deduction of Grant Date Fair Value of Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(524,990)	(443,750)	(335,002)
Non-PEO NEO | Increase in Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			529,499	541,228	787,363
Non-PEO NEO | Increased in Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			180,454	198,824	29,376
Non-PEO NEO | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			120,927	34,979	(32,706)
Non-PEO NEO | Deduction for Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ (21,377)